Bank loans:	12 Months Ended
Dec. 31, 2022
Bank loans:
Bank loans

Note 10 - Bank loans:

At December 31, 2021, the Company has used the total amount of these credits as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2021*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,000,000	Ps.	(2,000,000)
Santander, S. A.				2,650,000			Ps.	(10,716)	Ps.	1,062	Ps.	2,638,222	Ps.	2,660,990
BBVA Bancomer, S. A.				2,000,000				(8,562)		5,902		1,985,536		2,019,432
BBVA Bancomer, S. A.			Ps.	1,980,000	Ps.	(1,980,000)			Ps.
Total México			Ps.	8,630,000	Ps.	(3,980,000)	Ps.	(19,278)	Ps.	6,964	Ps.	4,623,758	Ps.	4,680,422
Banco Popular de Puerto Rico	USD	10,000	Ps.	208,623	Ps.	(208,623)
Total Aerostar	USD	10,000	Ps.	208,623	Ps.	(208,623)
Bancolombia, S. A.	COP	111,750,000	Ps.	801,230	Ps.	(68,086)	Ps.	16,673	Ps.	74,704	Ps.	675,113	Ps.	560,472
Corpbanca Colombia, S. A.		75,990,000		545,168		(46,298)		11,718		50,191		460,397		381,121
Banco Davivienda, S. A.		67,049,985		480,881		(40,851)		10,081		44,471		405,640		336,283
Banco de Bogotá, S. A.		27,564,211		197,490		(16,794)		3,613		18,350		165,959		138,250
Banco de Occidente, S. A.		27,564,228		197,487		(16,794)		3,497		18,240		165,949		138,250
Banco Popular, S. A.		5,959,029		42,485		(3,631)		(57)		3,755		35,041		29,892
Banco AV Villas, S. A.		5,960,000		42,759		(3,631)		937		3,954		36,110		29,892
Servicios Financieros, S. A.		5,960,000		42,490		(3,631)		23		3,843		35,039		29,892
Bancolombia, S. A.		8,128,400		40,995		(40,995)
Total Airplan	COP	335,925,853	Ps.	2,390,983	Ps.	(240,711)	Ps.	46,485	Ps.	217,508	Ps.	1,979,248	Ps.	1,644,052
			Ps.	11,229,606	Ps.	(4,429,334)	Ps.	27,207	Ps.	224,472	Ps.	6,603,006	Ps.	6,324,474

* Foreign currency in thousands

At December 31, 2022, the Company has used the total amount of these credit lines as shown below:

	Credit line used in foreign currency		Credit line		Principal		Commissions and		Term				Fair
Bank	at 12/31/2022*		used in pesos		amortization in pesos		interests - Net		Short		Long		value

Santander, S. A.			Ps.	2,650,000	Ps.	(650,000)	Ps.	(5,999)	Ps.	1,326,362	Ps.	667,639	Ps.	2,098,793
BBVA Bancomer, S. A.				2,000,000		—		(1,866)		160,455		1,837,679		2,061,906
Total México			Ps.	4,650,000	Ps.	(650,000)	Ps.	(7,865)	Ps.	1,486,817	Ps.	2,505,318	Ps.	4,160,699
Bancolombia, S. A.	COP	57,238,256	Ps.	602,121	Ps.	(289,119)	Ps.	8,922	Ps.	2,035	Ps.	319,889	Ps.	230,399
Corpbanca Colombia, S. A.		38,922,014		409,717		(196,601)		6,858		1,383		218,591		156,671
Banco Davivienda, S. A.		34,342,946		361,391		(173,471)		5,697		1,220		192,397		138,239
Banco de Bogotá, S. A.		14,118,353		148,402		(71,314)		1,864		501		78,451		56,830
Banco de Occidente, S. A.		14,118,362		148,400		(71,314)		1,859		501		78,444		56,830
Banco Popular, S. A.		3,052,194		31,909		(15,417)		(97)		108		16,287		12,286
Banco AV Villas, S. A.		3,052,707		32,135		(15,420)		539		108		17,146		12,288
Servicios Financieros, S. A.		3,052,707		31,911		(15,420)		(102)		108		16,281		12,288
Total Airplan	COP	167,897,539	Ps.	1,765,986	Ps.	(848,076)	Ps.	25,540	Ps.	5,964	Ps.	937,486	Ps.	675,831
			Ps.	6,415,986	Ps.	(1,498,076)	Ps.	17,675	Ps.	1,492,781	Ps.	3,442,804	Ps.	4,836,530

* Foreign currency in thousands

As a result of the business combination in Airplan on October 19, 2017, the Company determined a fair value of the syndicated loan, valued at its amortized cost, increasing its value by Ps. 605,382. The debt contracted in the original currency (the Colombian peso) plus this adjustment to fair value will result in COP.535,125,402 (Ps.3,408,442).

The variables used to determine the fair values of loans at December 31, 2021 and 2022 are as follows:

Mexico:

2021 and 2022:

-	TIIE 28 days Discount Rate as of December 31, 2021 and 2022.
-	Probability of default of ASUR as of December 31, 2021 and 2022
-	Default Swaps (CDS) of Mexico as of December 31, 2021 and 2022

Level 2 of fair value hierarchy at December 31, 2021 and 2022.

Aerostar:

2021 and 2022:

-	Yield Spreads to Maturity through the BB-rating curve by industrial sector at December 31, 2021 and 2022.

Level 2 of fair value hierarchy at December 31, 2021 and 2022.

Airplan:

2021 and 2022:

-	Reference Discount Rate in Colombia as of December 31, 2021 and 2022.
-	Probability of default of ASUR as of December 31, 2021 and 2022.
-	Credit Default Swaps (CDS) of Colombia as of December 31, 2021 and 2022.

Level 2 of fair value hierarchy at December 31, 2021 and 2022.

Methodology:

The following methodology was used to determine fair value in the terms of IFRS 13: The valuation technique used, which is recognized in the financial environment (estimated future cash flows discounted at their present value) using market information available at the valuation date.

Mexico:

In October 2017, the Company acquired a new loan with BBVA Bancomer of Ps.2,000,000, with a term of seven years, which will be amortized in nine semiannual payments from October 2020 to October 2024 at the TIIE rate of 28 days plus 1.25 points. On April 26, 2021, the Company made a principal payment of Ps.20,000 in accordance with the payment schedule. On October 13, 2021, the Company prepaid the loan amount that amounted to Ps.1,960,000 on that date, without any prepayment penalty.

On October 15, 2021, BBVA Mexico granted a loan for the amount of Ps.2,000,000 which proceed are expected to be used for corporate expenses with a term of 7 years, maturing in October 2028, at an annual interest rate equivalent to the TIIE rate to 28 days plus an applicable margin.

Applicable margin. If the net leverage index x is a) Less than 1.5X, the applicable margin will be 140 basis points, b) Between 1.5X and 2.5X, the applicable margin will be 165 basis points and c) greater than 2.5x, the applicable margin will be 190 basis points.

In October 2017, the Company acquired a loan with Banco Santander for Ps.2,000,000. The loan has a term of five years, maturing on October 27, 2022 at the 28-day TIIE rate plus 125 basis points. On September 29, 2021, the Company prepaid, without penalty, the Ps.2,000,000 balance of the Santander loan, and concurrently obtained a three-year term loan from Santander for a principal amount of Ps.2,650,000 maturing on September 28, 2024, at a 28-day TIIE rate plus 150 basis points. On November 29, 2022, The Company prepaid Ps. 650,000 in principal amounts in connection with the Santander loan with no penalty.

In terms of the credits in pesos granted by BBVA Bancomer, the Company is obliged to maintain a consolidated leverage level not exceeding 3.5x calculated as a total financial debt between the (operating profit calculated before taxes, interest expenses, plus depreciation plus amortization at consolidated level) EBITDA for the twelve months prior to the end of each quarter and a minimum interest coverage of 3.0x, calculated as EBITDA between the financial expenses associated with the total financial debt for the 12 months before the end of each quarter. During the year the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2021 and 2022, the Consolidated Leverage Ratio calculated under the contract was 1.3x and 0.12x, respectively, which does not exceed the 3.5x established. In turn, the Debt Coverage Ratio at December 31, 2021 and 2022 was 12.2x and 19.3x, respectively, covering the minimum required of 3.0x as stated in the contract.

In terms of the credit in pesos granted by Santander, the Company is obliged to maintain a leverage level on the last day of each fiscal quarter of no more than 3.5x and a minimum interest coverage ratio of 3.0x, both reasons calculated by the 12 months before each quarter. The calculation for the Leverage Ratio and Interest Coverage Ratio will be performed considering the Company’s share in the income/loss of its subsidiaries and other companies in which it holds interest. During the year 2021 and 2022, the Company fulfilled these financial obligations, on each quarterly measurement date. At December 31, 2021 and 2022, the Leverage Ratio calculated under the contract was 0.3x and 0.12x, respectively, which does not exceed the 3.5x set. In turn, the Debt Coverage Ratio at December 31, 2021 and 2022 was 12.2x and 19.3x covering the minimum required of 3.0x as stated in the contract.

The Company must refrain from creating, incurring, assuming or generating the existence of any lien on its assets and rights, as well as refraining from assuming obligations of third-party accounts, becoming jointly bound or granting a type of personal real guarantee or fiduciary to guarantee its own or third party obligations that are relevant or may have a significant adverse effect on the payment of the credit. During the year the Company fulfilled these financial obligations.

On June 29, 2020, the Company entered into a line of credit with BBVA Bancomer for Ps.1,500,000, for a term of eighteen months counted as from that date, thus falling due on December 29, 2021. The loan is subject to 28-Day Interbank Equilibrium Interest Rate (28 Day TIIE) plus 1.5%. Funds arising from this line of credit may be used for general corporate purposes, expenses and commissions relating to the loan. The Company did not use the funds arising from the credit line.

Airplan:

On June 1, 2015, the Company incurred a new long-term syndicated loan of COP440,000,000 Colombian pesos (Ps.2,897,404) payable in 2027 with a three-year grace period for the payment of principal.

The participants of this syndicated loan are:

	Amount
Entity	(thousand of COP)

Bancolombia, S. A.	COP.	150,000,000
Corpbanca Colombia, S. A.		102,000,000
Banco Davivienda, S. A.		90,000,000
Banco de Bogotá, S. A.		37,000,000
Banco de Occidente, S. A.		37,000,000
Banco Popular, S. A.		8,000,000
Banco AV Villas, S. A.		8,000,000
Servicios Financieros, S. A.		8,000,000
	COP.	440,000,000

On April 2022, the Company prepaid COP149,999,914 (Ps.794,510) as follows:

	Amount
Financial entity	(thousand COP)

Bancolombia, S. A.	COP.	51,136,744
Corpbanca Colombia, S. A.		34,772,986
Banco Davivienda, S. A.		30,682,039
Banco de Bogotá, S. A.		12,613,358
Banco de Occidente, S. A.		12,613,366
Banco Popular, S. A.		2,726,835
Banco AV Villas, S. A.		2,727,293
Servicios Financieros, S. A.		2,727,293
	COP.	149,999,914

Financial obligations

Airplan is obligated throughout the term of the credit to comply with the following financial commitments:

Maintain long-term financial indebtedness limited to this syndicated loan operation: This consists of the sum of the balances payable by the debtor during the term of the syndicated loan, as a result of long- and short-term financial indebtedness, the amount of which may not exceed the sum of COP440,000,000 (Ps.2,897,404).

Maintain the capital structure: This addresses the relationship between capital and debt that the debtor must meet in relation to the project throughout the term of the loan, in such a way that the result of the financial indicator Capital 1 (Capital + debt) is equal to or higher than 16%.

Maintain the index of debt coverage: This refers to the indicator that the debtor must maintain during the entire term of the loan, defined as: EBITDA - Taxes / Debt service 2: 1.2.

In August 2020, Airplan obtained a waiver for non-compliance with the obligation referering to the indicator of the debt coverage index covering the measurement date as of September 30, at December 31, 2020, and util the measurement date of the second quarter of June 30, 2021. Airplan obtained from all the banking institutions participating in the syndicated loan, the necessary waivers to comply with the coverage index indicator, until the date of measurement of the first quarter of 2021 and subsequently extended them until the first quarter of 2022. These waivers do not derive in any sanction nor did they represent an expense or penalty to the entity. With these exemptions described, the Company is covered for possible non-compliance and is exempt from this non-compliance resulting in any sanction or any negative effect in the event of non-compliance with the debt coverage indicator until the measurement date of March 31, 2022. As of December 31, 2021 and 2022, the Company has complied with the debt coverage indicator, which was 2.5x and 5.7x, respectively.

Aerostar

On April 1, 2020, the Company disposed of a revolving credit line with Banco Popular de Puerto Rico, approved as from December 18, 2015, for USD10,000 (approximately Ps.239,200) and, through amendment dated October 22, 2018 it received an extension for a maximum term of three years falling due on December 18, 2021, at a Prime or Fed Funds Rate less 0.50%, and whose prepayment can be made at any moment. The resources of this credit line can be used for working capital purposes and for investment projects. As of December 31, 2021 this loan was settled.

Aerostar was financially obligated to keep a Debt Coverage Ratio higher than 1.0x on the measurement date of each quarterly closing. During 2021, it complied with this debt coverage in each measurement period.

On December 30, 2020, Aerostar obtained an unsecured revolving credit line with Banco Popular de Puerto Rico for USD20,000 (approximately Ps.399,010), for a term of three years and the possibility of making prepayments at any moment during the term of the contract, with interest at Prime rate plus 0.50%. The Company will pay 0.15% for unused credit line, which will be calculated on the average amount of unused principal during the year. As of December 31, 2021, the Company did not use the credit line and as of December 31, 2022 this credit line was no longer available.